Commitments and Contingencies (Plumbing Actions Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss Contingencies [Line Items]
Plumbing actions other (charges) gains	$ 5	$ 6	$ 59
Advanced Engineered Materials [Member] | Plumbing Actions [Member]
Loss Contingencies [Line Items]
Plumbing actions other (charges) gains	5	6	59
Legal reserve reductions	$ 4	$ 4	$ 45